SHARE OPTIONS	12 Months Ended
Dec. 31, 2019
SHARE OPTIONS
SHARE OPTIONS

13.          SHARE OPTIONS

On October 27, 2008, the Company adopted the 2008 Share Incentive Option Plan (“2008 Plan”) for the granting of share options to employees to reward them for services provided to the Company and to provide incentives for future services. Pursuant to the 2008 Plan, total shares that the 2008 Plan was authorized to grant were 4,444,444 shares. In May 2014, the Company authorized the issuance of an additional 6,900,000 ordinary shares to support the Company’s business expansion and recruiting plans. The majority of the options will vest over four years where 25% of the options will vest at the end of the first year after the grant date through the fourth year. The share options expire 10 years from the date of grant.

In 2013, the Company granted 307,250 share options under the 2008 Plan to employees at exercise price of $4.75 per share. These share options vest over a period ranged from three to four years.

In 2014, the Company granted 1,797,300 share options under the 2008 Plan to employees at exercise prices ranged from $1.84 to $3.26 per share. These share options vest over a period ranged from three to four years.

In 2015, the Company granted 546,400 share options under the 2008 Plan to employees at exercise prices at $2.25 per share. These share options vest over a period from three months to four years.

In 2016, the Company granted 4,000 share options under the 2008 Plan to employees at exercise prices at $1.40 per share. These share options vest over a period of four years.

In 2017, the Company granted 120,000 share options under the 2008 Plan to employees at exercise prices ranged from $0.89 to $1.49 per share. These share options vest over a period of four years.

In 2018, the Company granted 44,000 share options under the 2008 Plan to employees at exercise prices ranged from $0.33 to $1.92 per share. These share options vest over a period of four years.

In 2019, the Company didn’t grant share options.

The fair value of each option granted was estimated on the date of grant using binomial option pricing model with the following assumptions during the applicable periods:

	Year ended December 31,
	2017	2018
Risk-free interest rate per annum	2.45%	2.90-3.20%
Exercise multiple	2.2	2.2
Expected volatility	71.7%	66.4-69.5%
Expected dividend yield	0%	0%
Fair value of ordinary shares	$0.70	0.44-1.04
Expected terms (in years)	10	10

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the contractual term of the options.

(2)	Exercise multiple

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of the Company’s publicly traded stock.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the contractual term of the options.

(5)	Fair value of underlying ordinary shares

The fair value of the underlying ordinary shares is determined based on the closing market price of the ADS of the Company as of the grant date.

A summary of the share option activities under the 2008 Plan as of December 31, 2019, and changes during the year then ended is presented below:

		Weighted average
		exercise price
	Options granted	per option

Outstanding at January 1, 2019	619,650	$1.61
Granted	—	$—
Exercised	(93,000)	$0.01
Forfeited	(321,950)	$1.58
Outstanding at December 31, 2019	204,700	$2.39

The following table summarizes information regarding the share options granted as of December 31, 2019:

	As of December 31, 2019
			Weighted-
		Weighted-	average remaining
		average exercise	contractual	Aggregate
	Options Number	price per option	life (years)	intrinsic value

Options
Outstanding	204,700	$2.39	4.83	$—
Exercisable	200,700	$2.42	4.77	$—
Expected to vest	4,000	$0.89	7.83	$—

The total intrinsic value of options exercised during the years ended December 31, 2017, 2018 and 2019 were $324,  $270, and $539, respectively.

The weighted average grant date fair value of options granted during the years ended December 31, 2017, 2018 and 2019 was $0.70,  $0.50 and nil, respectively.

For the years ended December 31, 2017, 2018 and 2019, the Group recorded share-based compensation expense of $97,  $21 and $66 related to the options under the 2008 Plan, respectively. As of December 31, 2019, there was $9 of unrecognized compensation cost related to the options, which is expected to be recognized over a weighted-average period of 1.83 years.